Risk Management - Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ 54,613	₩ (7,976)
Fair value risk hedge	206,149	20,946
Trading purpose	8,905,125	4,566,443
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	856	246
Fair value risk hedge	25,048	(1,656)
Trading purpose	8,905,125	4,566,443
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	905	(206)
Fair value risk hedge	16,175	598
Trading purpose	0	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	915	(502)
Fair value risk hedge	31,974	(940)
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	1,255	(717)
Fair value risk hedge	18,540	1,392
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	50,682	(2,744)
Fair value risk hedge	118,027	21,552
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	0	(4,053)
Fair value risk hedge	(3,615)	0
Trading purpose	₩ 0	₩ 0